Business Acquisition and Contingent Consideration (Tables)	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Summary of Business Acquisition Purchase Consideration	The total purchase consideration consisted of the following:

Cash	$2,535,610
Fair value of contingent consideration	1,126,505

Total consideration	$3,662,115

Schedule of Contingent Consideration Balance Due

As of March 31, 2015, the balance due is allocated as follows:

	Non Contingent portion	Contingent portion	Total
Balance at April 1, 2012	$—	$—	$—
Additions	180,597	890,020	1,070,617
Change in fair market value	—	—	—

Balance at March 31, 2013	180,597	890,020	1,070,617

Less: payments	(309,133)		(309,133)
Change in fair market value	538,397	282,634	821,031

Balance at March 31, 2014	409,861	1,172,654	1,582,515

Less: payments	—	—	—
Change in fair market value	421,771	(141,475)	280,296

Balance at March 31, 2015	831,632	1,031,179	1,862,811

Allocated as follows:

Payable to BSC	$831,632	$—	$831,632

Contingent Payable to BSC - current	$—	$440,663	$440,663

Contingent Payable to BSC - long term	$—	$590,516	$590,516